GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Jun. 30, 2022
GENERAL AND ADMINISTRATIVE EXPENSES

13.	GENERAL AND ADMINISTRATIVE EXPENSES

Details of the general and administrative expenses by nature are presented in the following table:

(All amounts in table are expressed in thousands of Canadian dollars)

	Three months ended		Six months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Consulting fees	560	144	617	220
Filing fees	64	14	75	28
General office expenses	27	35	58	52
Investor relations	58	46	86	62
Management fees	93	135	186	261
Professional fees	51	20	72	33
Total	853	394	1,094	656

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)